Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ 11,975	$ (5,084)	$ (248,919)	$ (16,876)	$ (210,340)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization of software, equipment, and property	6,807	5,153	24,451	17,749	18,391
Amortization of intangible assets	24,775	24,657	98,678	98,613	109,126
Impairment of goodwill and intangible assets					207,050
Deferred income taxes	(21,223)	(6,079)	(46,883)	(11,124)	(84,280)
Stock-based compensation	23,644	12,654	261,995	11,336	7,124
Amortization of deferred financing fees	474	1,150	3,682	4,630	4,837
Amortization of discount on debt	65	194	604	738	633
Change in fair value of interest rate swaps		(3,277)	(8,373)	13,249	22,432
Change in fair value of warrant liabilities	(2,136)		64,501
Loss on early extinguishment of debt			15,240	8,615	0
Non-cash lease expense	1,228	909	6,279
Gain loss on divestiture			(600)	(3,800)
Loss on disposal of software, equipment and property	795
Gain on sale of cost method investment	(3,578)
Other	26	15	541	114	51
Changes in:
Accounts receivable—Net	2,043	6,184	(4,725)	(10,558)	(4,494)
Deferred contract costs	(576)	41	(3,152)	(1,110)	(4,281)
Other current assets	2,187	(1,061)	(12,273)	(6,483)	(4,139)
Deferred contract costs—Non-current	814	(288)	(7,728)	(1,926)	(3,031)
Other assets	(10,805)	2,106	(7,838)	(9,187)	(1,778)
Operating lease assets	1,316	2,372	6,354
Income taxes	20,370	(907)	3,833	6,724	(1,277)
Accounts payable	4,825	4,344	(1,052)	(2,256)	4,465
Accrued expenses	(16,460)	(4,348)	8,347	165	1,296
Operating lease liabilities	(1,986)	(1,655)	(8,398)
Deferred revenues	2,353	1,580	4,513	1,376	2,306
Extinguishment of interest rate swap liability			(9,987)
Other liabilities	(68)	(426)	(11,755)	3,954	2,210
Net cash provided by operating activities	46,865	38,234	127,335	103,943	66,301
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of software, equipment, and property	(14,280)	(4,637)	(38,321)	(30,107)	(20,461)
Purchase of equity method investment			(10,228)
Purchase of investment					(435)
Acquisition of Safekeep, Inc., net of cash acquired	(32,227)
Proceeds from sale of cost method investment	3,892
Purchase of intangible asset		(49)	(49)	(560)	(159)
Net cash used in investing activities	(42,615)	(4,686)	(48,598)	(30,667)	(21,055)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of non-controlling interest in subsidiary				14,179
Deemed distribution to CCCIS option holders			(9,006)
Net proceeds from equity infusion from the Business Combination			763,300
Principal payments on long-term debt	(2,000)	(3,462)	(1,336,153)	(388,846)	(10,000)
Proceeds from issuance of long-term debt, net of fees paid to lender			789,927	369,792
Proceeds from borrowings on revolving lines of credit				65,000
Repayment of borrowings on revolving lines of credit				(65,000)
Proceeds from issuance of common stock		1,007	1,007	719
Payment of fees associated with early extinguishment of long-term debt			(4,821)	(29)
Tax effect of Business Combination transaction costs			1,395
Proceeds from exercise of stock options	10,691	503	5,085	236	720
Repurchases of common stock				0	(148)
Dividends to CCCIS stockholders		(134,549)	(269,174)
Net cash provided by financing activities	8,691	(136,501)	(58,440)	(4,421)	(9,428)
NET EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	12	9	129	62	(70)
NET CHANGE IN CASH AND CASH EQUIVALENTS	12,953	(102,944)	20,426	68,917	35,748
Beginning of period	182,544	162,118	162,118	93,201	57,453
End of period	195,497	59,174	182,544	162,118	93,201
NONCASH INVESTING AND FINANCING ACTIVITIES:
Unpaid liability related to software, equipment, and property		24	8,035	239	7,279
Leasehold improvements acquired by tenant improvement allowance			16,924
Fair value of assumed common stock warrants exercised			60,481
Contingent consideration related to business acquisition	200
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	6,783	17,422
Cash paid for interest, excluding extinguishment of interest rate swap liability			54,980	71,649	87,215
Cash received (paid) for income taxes—Net	$ 45	$ (3,906)	$ (15,233)	$ 917	$ (17,958)